Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2023	2022
		(As Restated)
Laboratory and manufacturing equipment	$13,141	$11,753
Office furniture and equipment	1,905	1,798
Computers and software	3,927	3,581
Leasehold improvements	13,074	13,688
Total cost	$32,047	$30,820
Less: accumulated depreciation	(14,121)	(11,009)
Property and equipment, net	$17,926	$19,811